Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Analysis of deferred tax assets and liabilities
As of December 31, 2018, and 2017, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
Concept	2018	2017
Net tax credits for operating losses carryforwards	55,835	71,219
Temporary differences derivatives financial instruments	79,865	93,719
Other temporary differences	366	198
Total deferred tax assets	136,066	165,136
Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction.

Deferred tax liabilities	Balance as of December 31,
Concept	2018	2017
Temporary differences tax/book amortization	126,792	113,432
Other temporary differences tax/book value of contracted concessional assets	73,793	66,247
Other temporary differences	10,415	6,904
Total deferred tax liabilities	211,000	186,583

Movements in deferred tax assets and liabilities
The movements in deferred tax assets and liabilities during the years ended December 31, 2018 and 2017 were as follows:

Deferred tax assets	Amount
As of January 1, 2017	202,891
Increase/(decrease) through the consolidated income statement	(31,421)
Increase/(decrease) through other consolidated comprehensive income (equity)	(13,312)
Other movements	6,978
As of December 31, 2017	165,136

First application of IFRS 9 as of December 31, 2017 (Note 2)	11,811
Increase/(decrease) through the consolidated income statement	(24,195)
Increase/(decrease) through other consolidated comprehensive income (equity)	(10,685)
Other movements	(6,001)
As of December 31, 2018	136,066

Deferred tax liabilities	Amount
As of January 1, 2017	95,037
Increase/(decrease) through the consolidated income statement	86,418
Increase/(decrease) through other consolidated comprehensive income (equity)	-
Other movements	5,128
As of December 31, 2017	186,583

First application of IFRS 9 as of December 31, 2017 (Note 2)	8,849
Increase/(decrease) through the consolidated income statement	17,996
Increase/(decrease) through other consolidated comprehensive income (equity)	-
Change in the scope of the consolidated financial statements (Note 5)	590
Other movements	(3,018)
As of December 31, 2018	211,000

Income tax benefit/(expense)
Details for income tax for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the twelve-month period ended December 31,
Item	2018	2017	2016
Current tax	(468)	(1,998)	(1,018)
Deferred tax	(42,191)	(117,839)	(648)
- relating to the origination and reversal of temporary differences	(42,191)	(98,508)	(648)
- relating to changes in tax rates	-	(19,331)	-
Total income tax benefit/(expense)	(42,659)	(119,837)	(1,666)

Effective income tax rate reconciliation
The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to income/(loss) before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the year ended December 31,
Concept	2018	2017	2016
Consolidated income / (loss) before taxes	97,928	14,950	3,333
Average statutory tax rate	30%	30%	30%
Corporate income tax at average statutory tax rate	(29,378)	(4,485)	(1,000)
Income tax of associates, net	1,639	1,765	2,110
Differences in foreign tax rates	752	3,304	(4,930)
Permanent differences	5,385	19,324	11,121
Incentives, deductions, and unrecognized tax losses carryforwards	(22,972)	(20,994)	(11,110)
Change in corporate income tax	-	(19,331)	-
U.S. Internal Revenue Code Section 382	-	(96,328)	-
Other non-taxable income/(expense)	1,915	(3,092)	2,143
Corporate income tax	(42,659)	(119,837)	(1,666)